Deferred Charges and leasehold improvements	12 Months Ended
Dec. 31, 2023
Deferred Charges And Leasehold Improvements
Deferred Charges and leasehold improvements

5. Deferred Charges and leasehold improvements

Deferred charges, consisting of dry-docking and special survey costs, net of accumulated amortization, amounted to $33,682 and $34,816 at December 31, 2023 and 2022, respectively. Leasehold improvements for the suezmaxes Archangel, Alaska, Arctic, Antarctic and the aframax Sakura Princess amounted to $4,631, at December 31, 2023 ($9,556 for the suezmaxes Eurochampion 2004, Euronike, Archangel, Alaska, Arctic, Antarctic and the aframax tanker Sakura Princess, at December 31, 2022). Amortization of deferred dry-docking costs and of leasehold improvements is included in Depreciation and amortization in the accompanying consolidated statements of comprehensive income (loss).